Revenues - Change in accounts receivable from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues
Accounts receivable	¥ 360,753		¥ 201,606
Less: allowance for doubtful accounts	(19,307)		(15,559)	¥ (32,298)
Accounts receivable, net	¥ 341,446	$ 48,826	¥ 186,047